Investment in Equity Accounted Joint Venture - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 21, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Equity contributions to joint venture		$ 17,000	$ 84,500
Capital cost for investment in Joint Ventures		148,665	130,660	$ 42,462
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		6,500	6,700
Amortization cost Capitalized		0	0
Share of results		651	(1,126)	(38)
Ethylene Marine Export Terminal [Member]
Schedule of Equity Method Investments [Line Items]
Capital cost for investment in Joint Ventures		146,500
Amortization cost		$ 300
Economic interest in building and operating marine export terminal		50.00%
Ethylene Marine Export Terminal [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Capital contribution to joint ventures	$ 4,000
Export Terminal [Member]
Schedule of Equity Method Investments [Line Items]
Equity contributions to joint venture		$ 142,500
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		148,700
Share of results		$ 900	$ 1,100	$ 40